Quarterly Report
May 31, 2021
MFS®  Blended Research®
International Equity Fund
BRX-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Apparel Manufacturers – 3.4%
Burberry Group PLC	43,941	$1,333,441
Compagnie Financiere Richemont S.A.	24,736	3,017,525
LVMH Moet Hennessy Louis Vuitton SE	11,986	9,556,414
Pandora A/S	7,721	1,045,607
		$14,952,987
Automotive – 3.8%
Bridgestone Corp.	89,200	$3,915,382
Compagnie Generale des Etablissements Michelin	8,070	1,241,444
D'Ieteren S.A.	7,872	927,973
Hero MotoCorp Ltd.	22,134	916,631
Magna International, Inc.	54,988	5,531,243
Stellantis N.V.	207,980	4,133,852
		$16,666,525
Brokerage & Asset Managers – 1.2%
3i Group PLC	93,140	$1,644,788
IG Group Holdings PLC	306,961	3,737,375
		$5,382,163
Business Services – 2.6%
Eurofins Scientific SE (a)	41,882	$4,520,782
Infosys Ltd.	217,140	4,167,288
Tech Mahindra Ltd.	170,714	2,401,597
		$11,089,667
Chemicals – 0.6%
Mitsubishi Chemical Holdings Corp.	351,100	$2,807,774
Computer Software – 0.4%
Kingsoft Corp.	287,000	$1,935,779
Computer Software - Systems – 6.7%
Constellation Software, Inc.	3,167	$4,504,487
Fujitsu Ltd.	39,000	6,334,962
Hitachi Ltd.	123,200	6,454,244
Hon Hai Precision Industry Co. Ltd.	286,000	1,175,910
NICE Systems Ltd., ADR (a)	5,756	1,279,904
Samsung Electronics Co. Ltd.	130,190	9,432,785
		$29,182,292
Construction – 1.4%
Anhui Conch Cement Co. Ltd.	271,000	$1,693,433
Ashtead Group PLC	26,872	1,965,356
Techtronic Industries Co. Ltd.	139,000	2,566,363
		$6,225,152
Consumer Products – 0.9%
Reckitt Benckiser Group PLC	41,145	$3,722,397
Consumer Services – 1.0%
Carsales.com Ltd.	134,354	$2,005,707
Persol Holdings Co. Ltd.	42,500	805,439
REA Group Ltd.	10,699	1,355,097
		$4,166,243

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.0%
Brambles Ltd.	304,826	$2,552,490
Viscofan S.A.	25,489	1,803,139
		$4,355,629
Electrical Equipment – 2.7%
Legrand S.A.	16,752	$1,754,350
Philips Lighting N.V. (n)	44,479	2,760,894
Schneider Electric SE	44,299	7,009,730
		$11,524,974
Electronics – 4.0%
Hoya Corp.	10,000	$1,310,622
NXP Semiconductors N.V.	8,674	1,833,857
Silicon Motion Technology Corp., ADR	20,178	1,331,143
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	98,849	11,600,918
United Microelectronics Corp.	603,000	1,157,725
		$17,234,265
Energy - Independent – 2.0%
Aker BP ASA	48,667	$1,428,009
China Shenhua Energy Co. Ltd.	1,595,500	3,613,872
Norsk Hydro ASA	163,159	1,074,044
Tourmaline Oil Corp.	102,582	2,502,933
		$8,618,858
Energy - Integrated – 2.6%
China Petroleum & Chemical Corp.	6,018,000	$3,202,280
Eni S.p.A.	111,115	1,366,379
Galp Energia SGPS S.A., “B”	160,576	1,998,948
LUKOIL PJSC, ADR	46,666	3,789,746
PetroChina Co. Ltd.	2,294,000	936,936
		$11,294,289
Engineering - Construction – 0.2%
Zoomlion Heavy Industry Science and Technology Co., Ltd.	631,800	$761,926
Food & Beverages – 2.3%
Coca-Cola Europacific Partners PLC	63,005	$3,813,063
Gruma S.A.B. de C.V.	134,108	1,460,891
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	337,200	2,146,531
JBS S.A.	205,013	1,183,588
Nestle S.A.	11,316	1,393,649
		$9,997,722
Food & Drug Stores – 1.4%
Seven & I Holdings Co. Ltd.	99,800	$4,316,858
Sugi Holdings Co. Ltd.	21,900	1,724,158
		$6,041,016
Gaming & Lodging – 1.4%
Flutter Entertainment PLC (a)	18,802	$3,499,385
Tabcorp Holdings Ltd.	598,498	2,366,837
		$5,866,222
General Merchandise – 1.3%
B&M European Value Retail S.A.	330,770	$2,706,769
Bim Birlesik Magazalar A.S.	137,984	1,039,809
Walmart de Mexico S.A.B. de C.V.	527,623	1,731,908
		$5,478,486

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.9%
Aviva PLC	324,339	$1,894,763
China Pacific Insurance Co. Ltd.	861,800	3,236,698
Fairfax Financial Holdings Ltd.	6,645	3,104,156
iA Financial Corp., Inc.	25,085	1,438,595
Manulife Financial Corp.	265,006	5,548,220
NN Group N.V.	24,604	1,249,513
PICC Property & Casualty Co. Ltd.	1,268,000	1,210,583
Samsung Fire & Marine Insurance Co. Ltd.	19,302	3,674,338
		$21,356,866
Internet – 3.5%
Alibaba Group Holding Ltd., ADR (a)	10,128	$2,166,987
NAVER Corp.	8,799	2,870,832
Scout24 AG	11,987	973,604
Tencent Holdings Ltd.	112,500	8,972,228
		$14,983,651
Leisure & Toys – 1.7%
DeNA Co. Ltd.	45,400	$909,742
GungHo Online Entertainment, Inc.	140,600	2,624,773
Nintendo Co. Ltd.	3,300	2,040,460
SEGA SAMMY Holdings, Inc.	132,800	1,689,564
		$7,264,539
Machinery & Tools – 2.8%
AirTAC International Group	26,000	$939,975
Epiroc AB	271,318	6,143,370
GEA Group AG	95,423	4,185,598
Volvo Group	31,235	818,022
		$12,086,965
Major Banks – 9.2%
ABSA Group Ltd. (a)	248,371	$2,586,654
Bank of China Ltd.	2,619,000	981,942
Bank of Nova Scotia	80,794	5,436,024
BNP Paribas	84,005	5,737,218
China Construction Bank Corp.	5,111,000	4,201,300
Credit Suisse Group AG	118,340	1,290,240
DBS Group Holdings Ltd.	295,600	6,718,283
Industrial & Commercial Bank of China, “H”	1,436,000	943,587
National Australia Bank Ltd.	131,789	2,748,670
NatWest Group PLC	948,298	2,788,803
UBS Group AG	392,917	6,375,585
		$39,808,306
Medical & Health Technology & Services – 0.4%
Miraca Holdings, Inc.	58,900	$1,584,259
Medical Equipment – 1.2%
Koninklijke Philips N.V.	62,203	$3,500,888
Olympus Corp.	38,600	828,830
Top Glove Corp.	848,000	1,065,011
		$5,394,729
Metals & Mining – 4.2%
ArcelorMittal S.A.	100,938	$3,319,704
Fortescue Metals Group Ltd.	43,881	761,711
JFE Holdings, Inc.	70,100	933,472
POSCO	8,896	2,842,428

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Rio Tinto PLC	62,659	$5,398,154
Tata Steel Ltd.	160,288	2,484,467
Vale S.A.	103,400	2,265,063
		$18,004,999
Natural Gas - Distribution – 0.4%
Italgas S.p.A.	270,219	$1,788,987
Natural Gas - Pipeline – 0.3%
Pembina Pipeline Corp.	45,904	$1,479,044
Network & Telecom – 0.8%
LM Ericsson Telephone Co., “B”	126,702	$1,680,668
VTech Holdings Ltd.	176,800	1,825,757
		$3,506,425
Other Banks & Diversified Financials – 3.5%
AEON Financial Service Co. Ltd.	132,700	$1,542,854
Hana Financial Group, Inc.	50,746	2,126,121
Julius Baer Group Ltd.	52,907	3,625,823
KB Financial Group, Inc.	25,804	1,365,623
Sberbank of Russia PJSC, ADR	227,644	3,841,493
Tisco Financial Group PLC	1,014,700	2,891,253
		$15,393,167
Pharmaceuticals – 6.5%
Bayer AG	78,073	$4,914,875
Kyowa Kirin Co. Ltd.	59,200	1,789,679
Novartis AG	77,661	6,818,720
Novo Nordisk A.S., “B”	76,149	6,026,409
Roche Holding AG	25,383	8,830,466
		$28,380,149
Precious Metals & Minerals – 0.5%
Impala Platinum Holdings Ltd.	56,768	$1,034,492
Sibanye-Stillwater Ltd.	209,775	993,613
		$2,028,105
Printing & Publishing – 1.7%
Transcontinental, Inc., “A”	167,498	$3,123,761
Wolters Kluwer N.V.	42,889	4,113,927
		$7,237,688
Railroad & Shipping – 0.8%
Canadian Pacific Railway Ltd.	15,498	$1,246,260
Sankyu, Inc.	55,900	2,422,555
		$3,668,815
Real Estate – 2.6%
Agile Property Holdings Ltd.	772,000	$1,098,104
Aldar Properties PJSC	2,331,895	2,317,356
Ascendas India Trust, REIT	1,041,700	1,095,862
Goodman Group, REIT	206,883	3,110,873
LEG Immobilien SE	12,104	1,774,685
Longfor Properties Co. Ltd.	127,000	742,877
Shimao Property Holdings Ltd.	412,500	1,169,240
		$11,308,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.6%
Yum China Holdings, Inc.	40,213	$2,720,007
Specialty Chemicals – 1.7%
Akzo Nobel N.V.	11,505	$1,481,454
Linde PLC	4,346	1,311,088
Nitto Denko Corp.	44,800	3,473,852
Orbia Advance Corp. S.A.B. de C.V.	406,282	1,150,289
		$7,416,683
Specialty Stores – 2.1%
JD.com, Inc., ADR (a)	22,559	$1,668,013
NEXT PLC (a)	31,178	3,613,554
Zalando SE (a)	11,395	1,218,143
ZOZO, Inc.	75,700	2,561,590
		$9,061,300
Telecommunications - Wireless – 2.1%
KDDI Corp.	31,400	$1,065,977
SoftBank Group Corp.	32,600	2,458,175
Vodafone Group PLC	3,174,233	5,785,862
		$9,310,014
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	88,613	$1,604,817
Tobacco – 2.3%
British American Tobacco PLC	117,138	$4,514,921
Imperial Tobacco Group PLC	83,109	1,889,168
Japan Tobacco, Inc.	170,100	3,359,588
		$9,763,677
Trucking – 0.4%
Yamato Holdings Co. Ltd.	68,800	$1,891,387
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	237,500	$2,412,806
E.ON SE	135,045	1,632,737
Energisa S.A.	184,500	1,636,299
Iberdrola S.A.	233,084	3,133,868
Terna Participacoes S.A., IEU	117,014	864,033
		$9,679,743
Total Common Stocks		$424,027,685
Preferred Stocks – 0.8%
Major Banks – 0.8%
Banco Bradesco S.A.	684,700	$3,460,285
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.03% (v)	3,067,292	$3,067,292

Other Assets, Less Liabilities – 0.8%		3,603,291
Net Assets – 100.0%		$434,158,553
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,067,292 and $427,487,970, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,760,894, representing 0.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$58,846,196	$—	$—	$58,846,196
United Kingdom	44,808,414	—	—	44,808,414
China	43,402,323	—	—	43,402,323
Canada	33,914,723	—	—	33,914,723
France	33,139,642	—	—	33,139,642
Switzerland	31,352,008	—	—	31,352,008
South Korea	22,312,127	—	—	22,312,127
Taiwan	16,205,671	—	—	16,205,671
Australia	14,901,385	—	—	14,901,385
Other Countries	125,714,228	2,891,253	—	128,605,481
Mutual Funds	3,067,292	—	—	3,067,292
Total	$427,664,009	$2,891,253	$—	$430,555,262
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,791,445	$54,512,159	$54,236,312	$—	$—	$3,067,292
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,345	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2021, are as follows:
Japan	13.5%
United Kingdom	10.3%
China	10.0%
Canada	7.8%
France	7.6%
Switzerland	7.2%
South Korea	5.1%
Taiwan	3.7%
Australia	3.4%
Other Countries	31.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.